CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 9,007			$ 24,278				$ 70,236
Prepaid expenses	20,652			$ 30,030				233,901
Due from related party	$ 2,583
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]			Related Party [Member]
Total current assets	$ 32,242			$ 54,308				304,137
Non-current assets:
Cash held in the Trust Account	32,930,407			31,440,528				234,364,451
Total Assets	32,962,649			31,494,836				234,668,588
Current liabilities:
Accounts payable	232,577							32,419
Accrued expenses	2,034,905			1,256,667				990,312
Extension Promissory Note	3,548,268			1,889,768				0
Total current liabilities	5,815,750			3,146,435				1,022,731
Non-current liabilities:
Derivative warrant liabilities	1,492,000			373,000				373,000
Deferred underwriting fee payable	6,050,000			6,050,000				12,100,000
Total non-current liabilities	7,542,000			6,423,000				12,473,000
Total Liabilities	13,357,750			9,569,435				13,495,731
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value, at approximately $11.57 and $11.05 per share, respectively; 2,846,071 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	32,930,407	$ 32,430,440	$ 31,936,145	31,440,528				234,364,451
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	276,678			1,766,556
Accumulated deficit	(13,602,761)			(11,282,258)				(13,192,169)
Total shareholders' deficit	(13,325,508)	$ (12,544,665)	$ (10,732,486)	(9,515,127)	$ (8,960,587)	$ (8,311,252)	$ (13,842,057)	(13,191,594)	$ (19,285,433)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	32,962,649			31,494,836				234,668,588
Class A common stock
Shareholders' Deficit:
Ordinary shares	401			401				0
Class B common stock
Shareholders' Deficit:
Ordinary shares	$ 174			$ 174				$ 575